Document and Entity Information	Jan. 10, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jan. 10, 2022
Entity File Number	000-24085
Entity Registrant Name	AXT, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-3031310
Entity Address, Address Line One	4281 Technology Drive
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	510
Local Phone Number	438-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	AXTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001051627
Amendment Flag	false